Other Income	6 Months Ended
Jun. 30, 2026
Other income [Abstract]
Other income

10. Other income

	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Milling recoveries and royalties(1)	$328	$52
Non-refundable fee (2)	232	100
Insurance proceeds	12	-
Rental income	10	34
Scrap sales	11	26
Other income	$593	$212

1.	The increase in 2026 is primarily due to income earned from gold-bearing material processed by Northern Limpopo Resources under a revenue-sharing arrangement.

2.	A non-refundable commitment fee of US$232k (2025: US$100k) was received from Joy Mining on signing a satellite mining contract. The amount has been recognized as Other Income as it was not linked to ongoing performance obligations under the agreement.